Related Parties	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Related Parties
(30) Related Parties
(a) Related Party Transactions
Honda mainly purchases materials, supplies and services from affiliates and joint ventures, and sells finished goods, parts used in its products, equipment and services to them in the ordinary course of business. Transactions with affiliates and joint ventures are generally made at values that approximate arm’s-length
prices.

The balances of receivables and payables with affiliates and joint ventures as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Receivables:
Affiliates	¥19,120	¥29,067
Joint ventures	204,126	293,132

Total	¥223,246	¥322,199

Payables:
Affiliates	¥108,267	¥127,793
Joint ventures	27,128	30,412

Total	¥135,395	¥158,205

The amount of the transactions with affiliates and joint ventures for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen (millions)
	2019	2020	2021
Sales revenue:
Affiliates	¥113,814	¥109,615	¥87,742
Joint ventures	724,712	722,896	985,920

Total	¥838,526	¥832,511	¥1,073,662

Purchase:
Affiliates	¥1,416,729	¥1,241,314	¥1,015,921
Joint ventures	135,787	166,885	150,123

Total	¥1,552,516	¥1,408,199	¥1,166,044

(b) Compensation to Key Management
Compensation paid to the directors of the Company for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen (millions)
	2019	2020	2021
Remuneration	¥732	¥691	¥683
Bonus	172	101	95
Stock compensation	125	140	129

Total	¥1,029	¥932	¥907

(c) Major Consolidated Subsidiaries
Major consolidated subsidiaries as of March 31, 2021 are as follows:

Company	Country of Incorporation	Function	Percentage Ownership and Voting Interest
Honda R&D Co., Ltd.	Japan	Research & Development	100.0
Honda Finance Co., Ltd.	Japan	Finance	100.0
American Honda Motor Co., Inc.	U.S.A.	Coordination of Subsidiaries Operation and Sales	100.0
Honda Aero., Inc.	U.S.A.	Manufacturing	100.0
Honda of America Mfg., Inc.	U.S.A.	Manufacturing	100.0
American Honda Finance Corporation	U.S.A.	Finance	100.0
Honda Aircraft Company, LLC	U.S.A.	Research & Development, Manufacturing and Sales	100.0
Honda Manufacturing of Alabama, LLC	U.S.A.	Manufacturing	100.0
Honda Manufacturing of Indiana, LLC	U.S.A.	Manufacturing	100.0
Honda Transmission Mfg. of America, Inc.	U.S.A.	Manufacturing	100.0
Honda R&D Americas, Inc.	U.S.A.	Research & Development	100.0
Honda Canada Inc.	Canada	Manufacturing and Sales	100.0
Honda Canada Finance Inc.	Canada	Finance	100.0
Honda de Mexico, S.A. de C.V.	Mexico	Manufacturing and Sales	100.0
Honda Motor Europe Limited	U.K.	Coordination of Subsidiaries Operation and Sales	100.0
Honda of the U.K. Manufacturing Ltd.	U.K.	Manufacturing	100.0
Honda Finance Europe plc	U.K.	Finance	100.0
Honda Bank GmbH	Germany	Finance	100.0
Honda Turkiye A.S	Turkey	Manufacturing and Sales	100.0
Honda Motor (China) Investment Co., Ltd.	China	Coordination of Subsidiaries Operation and Sales	100.0
Honda Auto Parts Manufacturing Co., Ltd.	China	Manufacturing	100.0
Honda Motorcycle & Scooter India (Private) Ltd.	India	Manufacturing and Sales	100.0
Honda Cars India Limited	India	Manufacturing and Sales	100.0
P.T. Honda Precision Parts Manufacturing	Indonesia	Manufacturing	100.0
P.T. Honda Prospect Motor	Indonesia	Manufacturing and Sales	51.0
Honda Malaysia Sdn Bhd	Malaysia	Manufacturing and Sales	51.0
Honda Philippines Inc.	Philippines	Manufacturing and Sales	99.6
Honda Taiwan Co., Ltd.	Taiwan	Sales	100.0
Asian Honda Motor Co., Ltd.	Thailand	Coordination of Subsidiaries Operation and Sales	100.0
Honda Leasing (Thailand) Co., Ltd.	Thailand	Finance	100.0
Honda Automobile (Thailand) Co., Ltd.	Thailand	Manufacturing and Sales	89.0
Thai Honda Manufacturing Co., Ltd.	Thailand	Manufacturing and Sales	72.5
Honda Vietnam Co., Ltd.	Vietnam	Manufacturing and Sales	70.0
Honda Motor de Argentina S.A.	Argentina	Manufacturing and Sales	100.0
Honda South America Ltda.	Brazil	Coordination of Subsidiaries Operation	100.0
Banco Honda S.A.	Brazil	Finance	100.0
Honda Automoveis do Brasil Ltda.	Brazil	Manufacturing and Sales	100.0
Moto Honda da Amazonia Ltda.	Brazil	Manufacturing and Sales	100.0